EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Components of earnings per share, basic and diluted

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	2014	2013	2012
Net (loss) income attributable to Golar LNG Ltd stockholders – basic	(43,121)	135,713	971,303
Add: Interest expense on convertible bonds	—	—	11,358
Net (loss) income attributable to Golar LNG Ltd stockholders - diluted	(43,121)	135,713	982,661

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	2014	2013	2012
Basic earnings per share:
Weighted average number of common shares outstanding	87,013	80,530	80,324

Diluted earnings per share:
Weighted average number of common shares outstanding	87,013	80,530	80,324
Effect of dilutive share options	—	381	380
Effect of dilutive convertible bonds	—	4,545	3,539
Common stock and common stock equivalents	87,013	85,456	84,243

(Loss) earnings per share are as follows:

	2014	2013	2012
Basic	$(0.50)	$1.69	$12.09
Diluted	$(0.50)	$1.59	$11.66